Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Operating and Finance Leases Presented in Balance Sheet
The following table summarizes the Company’s recognition of its operating and finance leases (in thousands):

		December 31,
	Classification	2022	2021
Assets
Operating	Operating lease right-of-use assets	$3,430	$3,806
Finan ce	Other non-current assets	597	798

Total leased assets		4,027	4,604

Leases
Current
Operating	Operating lease liabilities	625	436
Fin ance	Accrued and other current liabilities	16	418
Non-current
Operating	Non-current operating lease liabilities	4,004	4,608
Finan ce	Other non-current liabilities	—	16

Total lease liabilities		$4,645	$5,478

Summary of Weighted Average Remaining Lease Term and Discount Rates For Company's Operating and Finance Leases
The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating and finance leases:

	December 31,
	2022	2021
Lease term (years)
Operating leases	5.3	6.3
Finance leases	0.6	0.5
Discount rate
Operating leases	10.6%	10.7%
Finance leases	10.2%	6.7%

Summary of Lease Cost
The following table summarizes the lease costs pertaining to the Company’s operating leases (in thousands):

	Year Ended December 31,
	2022	2021	2020
Operating lease cost	$910	$991	$1,258
Variable lease cost	472	519	665

Total lease cost	$1,382	$1,510	$1,923

Schedule of Maturities of Operating and Finance Lease Liabilities
The maturities of the Company’s operating and finance lease liabilities as of December 31, 2022 were as follows (in thousands):

	Operating Leases	Finance Leases
2023	$1,078	$16
2024	1,103	—
2025	1,129	—
2026	1,163	—
2027	1,198	—
Thereafter	403	—

Total lease payments	6,074	16
Less:
Imputed interest	(1,445)	—

Total	$4,629	$16